INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
Schedule of intangible assets

Notes to the Group accounts continued

9 Intangible assets continued

				Customer and		Assets
			Product-	distribution		in course of
		Technology	related	related	Software	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2019		354	1,836	112	413	13	2,728
Exchange adjustment		(1)	3	–	–	1	3
Acquisitions		75	350	90	–	–	515
Additions		–	1	6	12	30	49
Disposals		–	(1)	–	(3)	–	(4)
Transfers		–	–	–	6	(6)	–
At 31 December 2019		428	2,189	208	428	38	3,291
Exchange adjustment		10	42	(7)	6	–	51
Acquisitions	21	57	4	–	–	–	61
Additions		–	1	25	26	26	78
Disposals		–	–	–	(3)	–	(3)
Transfers		–	–	–	20	(10)	10
At 31 December 2020		495	2,236	226	477	54	3,488
Amortisation and impairment
At 1 January 2019		74	1,081	95	268	–	1,518
Exchange adjustment		–	4	(1)	–	–	3
Charge for the year		28	118	15	43	–	204
Impairment		–	–	–	2	–	2
Disposals		–	–	–	(3)	–	(3)
At 31 December 2019		102	1,203	109	310	–	1,724
Exchange adjustment		4	36	(8)	2	–	34
Charge for the year		36	129	25	44	–	234
Impairment		–	5	–	7	–	12
Disposals		–	–	–	(2)	–	(2)
At 31 December 2020		142	1,373	126	361	–	2,002
Net book amounts
At 31 December 2020		353	863	100	116	54	1,486
At 31 December 2019		326	986	99	118	38	1,567

Transfers into software and assets in course of construction includes $10m (2019:  $nil) of software transferred from property, plant and equipment. Group capital expenditure relating to software contracted but not provided for amounted to $9m  (2019: $5m).

Additions in 2020 include $7m of accrued capital spend. Amortisation and impairment of acquisition intangibles is set out below:

	2020	2019
	$ million	$ million
Technology	37	28
Product-related	119	104
Customer and distribution related	15	11
Total	171	143

Management have assessed the acquisition intangible assets held by the Group to identify any indicators of impairment as a result of COVID-19. Where an impairment indicator has arisen, impairment reviews have been undertaken by comparing the expected recoverable value of the asset to the carrying value of the asset. As a result there was an impairment charge of $4m booked in 2020 (2019: $nil) in relation to an immaterial product asset in acquisition intangibles.

The table below provides further detail on the largest intangible assets and their remaining amortisation period:

		Remaining
	Carrying value	amortisation
	$ million	period
Intangibles acquired as part of the ArthroCare acquisition	427	3–13 years
Intangibles acquired as part of the Osiris acquisition	299	8 years
Intangibles acquired as part of the Healthpoint acquisition	252	2-7 years